Jack-up rigs, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Accumulated depreciation, jack-up rigs	$ 482.6	$ 391.1
Accumulated depreciation	5.2	6.5
Depreciation	1.6	2.0	$ 1.9
Gain on disposals	(4.2)	(1.2)	(19.0)
Impairment of non-current assets	131.7	0.0	77.1
Atla
Property, Plant and Equipment [Line Items]
Impairment of non-current assets			30.9
Balder
Property, Plant and Equipment [Line Items]
Impairment of non-current assets			0.8
MSS1
Property, Plant and Equipment [Line Items]
Impairment of non-current assets			18.4
Gyme
Property, Plant and Equipment [Line Items]
Impairment of non-current assets	7.3
Balder
Property, Plant and Equipment [Line Items]
Gain on disposals		$ 0.1
Impairment of non-current assets			$ 27.0
Gyme
Property, Plant and Equipment [Line Items]
Gross proceeds from sale of fixed assets	120.0
Gain on disposals	$ 0.2